Nature of Business and Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
State of Incorporation	Nevada
Date of Incorporation	May 10, 2010
Advertising and promotion expenses	$ 64,108	$ 82,246
Minimum [Member]
Ownership interest	20.00%
Maximum [Member]
Ownership interest	50.00%